UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: September 30, 2012

Courtney R. Taylor
American Funds Money Market Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Money Market Fund®

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Preserving capital and maintaining liquidity

Annual report for the year ended September 30, 2012

American Funds Money Market Fund seeks to provide a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended September 30, 2012:
			Lifetime
	1 year	5 years	(since 5/1/09)
Class A shares	0.00%	—	0.00%

The total annual fund operating expense ratio is 0.38% for Class A shares as of the prospectus dated December 1, 2012 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has 12b-1 plans for some share classes, the fund is currently suspending certain 12b-1 payments in this low interest rate environment. Should payments commence, the fund’s investment results will be negatively affected. When applicable, investment results reflect expense reimbursements, without which results would have been lower. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Visit americanfunds.com for more information.

The fund’s annualized seven-day yield for Class A shares as of October 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% (–0.25% without the reimbursement).

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

We are pleased to present the annual report for American Funds Money Market Fund. During the fiscal year ended September 30, 2012, the fund maintained a net asset value of $1.00 per share. Its annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.0% as of that date.

The economy

The fragile U.S. economic recovery and Europe’s ongoing debt crisis set the backdrop for the financial markets. Except for solid growth in the fourth quarter of 2011, U.S. gross domestic product (GDP) was generally sluggish throughout the reporting period, expanding 1.3% in the second quarter of 2012 and an estimated 2.0% in the third. The unemployment rate dropped to 7.8% at the end of September, the lowest figure since January 2009. Inflation remained in check, with the Consumer Price Index, a key measure of inflation, increasing 2.0% year-over-year as of September 30. The housing market showed signs of improvement, with the Standard & Poor’s/Case-Shiller 20-City Composite Home Price Index (a benchmark that tracks the value of residential real estate in 20 metropolitan areas) climbing 6.8% year-to-date through August.

Interest rates

Interest rates, particularly short-term interest rates, remained near historic lows. In its effort to ignite growth, the Federal Reserve affirmed its commitment to low short-term interest rates. In September, the Fed launched a third round of quantitative easing (QE3), which involves buying $40 billion in mortgage-backed securities each month. In addition, the Fed continued “Operation Twist,” in which it uses proceeds from its sales of short-term U.S. Treasury securities to purchase longer term Treasuries in an effort to place downward pressure on longer term interest rates. It also plans to keep short-term rates exceptionally low through at least mid-2015.

The fund’s objective and portfolio

American Funds Money Market Fund is carefully managed to preserve capital and maintain liquidity. As such, it can provide a measure of stability as part of a diversified investment portfolio.

A glance at the fund’s portfolio (beginning on page 2) demonstrates its conservative approach. The fund is entirely composed of short-term investments — generally, those with maturity dates of one year or less. At the end of the reporting period, the fund’s weighted average maturity was 51 days. The largest segment of the portfolio consists of federal agency discount notes (60.7%), which are supported or backed by the federal government. U.S. Treasuries follow at 30.9%. The remainder is represented by high-quality commercial paper and cash (6.0%) and other discount notes (2.4%).

Money market fund reform continues to be studied by industry regulators. The discussions are in response to what regulators perceive as the systemic risk posed by money market funds to the financial system. In August, SEC Chairman Mary Shapiro decided not to move forward with her reform proposal when three of the five SEC commissioners voiced their opposition. However, in September Treasury Secretary Timothy Geithner encouraged the Financial Stability Oversight Council — a group of regulators that he heads which also includes the SEC — to push forward in proposing fundamental changes to the structure of money market funds. As mentioned in our semi-annual letter, we will continue to monitor this issue and update you as we know more.

We thank you for including American Funds Money Market Fund in your investment portfolio. We appreciate the confidence you have placed in us and look forward to reporting to you again in six months’ time.

Cordially,

/s/ Kristine M. Nishiyama

Kristine M. Nishiyama
President

November 12, 2012

For current information about the fund, visit americanfunds.com.

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[Begin Sidebar]
In this report
Contents

1	Letter to investors

2	Investment portfolio

6	Financial statements

19	Board of trustees and other officers
[End Sidebar]

[Begin Sidebar]
Your fund’s annualized seven-day SEC yield as of September 30, 2012*

American Funds Money Market Fund	0.00%
(reflecting a fee reimbursement, –0.26% without the reimbursement)

*The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.
[End Sidebar]

Investment portfolio   September 30, 2012

Percent of net assets
Federal agency discount notes	60.7%
U.S. Treasuries	30.9
Commercial paper	6.8
Discount notes	2.4
Other assets less liabilities	(0.8)
100.0%

		Principal
	Yield at	amount	Value
Short-term securities - 100.81%	acquisition	(000)	(000)

Federal agency discount notes - 60.66%
Federal Home Loan Bank
10/2/2012	0.11%	$181,400	$181,399
10/3/2012	0.12	410,150	410,146
10/5/2012	0.12	403,000	402,993
10/9/2012	0.11	250,000	249,993
10/10/2012	0.12	172,300	172,294
10/12/2012	0.13	221,000	220,991
10/15/2012	0.13	50,000	49,998
10/17/2012	0.13	486,500	486,475
10/19/2012	0.12	327,080	327,063
10/22/2012	0.11	125,000	124,991
10/23/2012	0.10	41,750	41,747
10/24/2012	0.12	163,325	163,313
10/26/2012	0.12	21,400	21,398
10/31/2012	0.12	23,100	23,098
11/2/2012	0.12	517,000	516,946
11/5/2012	0.12	200,000	199,976
11/7/2012	0.13	489,400	489,339
11/9/2012	0.13	369,648	369,596
11/14/2012	0.12	470,900	470,834
11/16/2012	0.13	351,200	351,147
11/19/2012	0.11	50,000	49,993
11/21/2012	0.13	173,450	173,423
11/23/2012	0.12	321,500	321,448
11/28/2012	0.13	46,000	45,994
11/30/2012	0.13	50,000	49,993
12/5/2012	0.14	67,700	67,688
12/21/2012	0.12	155,775	155,738
12/26/2012	0.13	100,000	99,974
1/16/2013	0.11	25,000	24,991
2/1/2013	0.12	100,000	99,959
2/26/2013	0.18	50,000	49,971
4/1/2013	0.15	3,900	3,897
Fannie Mae
10/1/2012	0.09	100,000	100,000
10/2/2012	0.13	125,000	124,999
10/10/2012	0.12	159,083	159,078
10/15/2012	0.12	67,450	67,447
10/16/2012	0.13	65,000	64,997
10/22/2012	0.10	125,000	124,991
10/24/2012	0.11	50,000	49,996
10/30/2012	0.11	50,000	49,995
10/31/2012	0.12	50,000	49,995
11/14/2012	0.12	51,300	51,293
11/21/2012	0.13	150,000	149,977
11/28/2012	0.13	106,250	106,235
12/5/2012	0.15	150,000	149,974
12/12/2012	0.13	117,750	117,726
12/17/2012	0.14	25,000	24,995
12/19/2012	0.13	290,969	290,902
12/26/2012	0.13	35,000	34,991
1/2/2013	0.18	60,200	60,183
1/9/2013	0.18	50,000	49,984
1/16/2013	0.16	102,000	101,962
2/19/2013	0.13	123,200	123,132
2/20/2013	0.15	25,500	25,486
2/27/2013	0.16	19,500	19,488
3/4/2013	0.16	25,000	24,985
4/18/2013	0.15	100,000	99,915
4/19/2013	0.15	62,500	62,446
Freddie Mac
10/5/2012	0.12	50,000	49,999
10/15/2012	0.12	34,000	33,998
10/16/2012	0.14	100,000	99,995
10/22/2012	0.13	25,000	24,998
10/25/2012	0.13	50,000	49,996
10/29/2012	0.13	265,000	264,977
11/13/2012	0.14	72,500	72,490
11/14/2012	0.12	51,000	50,992
11/19/2012	0.13	191,677	191,650
11/20/2012	0.14	85,260	85,246
11/26/2012	0.15	57,700	57,692
11/27/2012	0.13	125,000	124,980
12/3/2012	0.13	50,000	49,992
12/11/2012	0.12	150,000	149,970
12/18/2012	0.13	60,000	59,987
12/19/2012	0.13	28,200	28,194
12/24/2012	0.17	20,905	20,900
12/31/2012	0.18	26,000	25,993
1/7/2013	0.13	16,000	15,995
1/14/2013	0.14	50,000	49,983
2/20/2013	0.17	25,000	24,986
5/29/2013	0.17	43,700	43,655
0.625% 12/28/2012		80,000	80,095
Federal Farm Credit Banks
10/1/2012	0.11	50,000	50,000
10/9/2012	0.11	20,000	19,999
10/10/2012	0.11	85,000	84,997
10/12/2012	0.12	20,000	19,999
10/22/2012	0.10	25,000	24,998
10/29/2012	0.10	62,600	62,595
10/30/2012	0.11	50,000	49,995
12/10/2012	0.11	50,000	49,991
12/12/2012	0.11	13,000	12,997
1/8/2013	0.14	25,000	24,992
1/22/2013	0.12	50,000	49,980
4/29/2013	0.17	25,000	24,978
5/3/2013	0.18	50,000	49,954
Total federal agency discount notes			10,884,216

U.S. Treasuries - 30.93%
U.S. Treasury Bills
10/4/2012	0.14	502,700	502,697
10/11/2012	0.13	378,700	378,691
10/18/2012	0.12	700,000	699,974
10/25/2012	0.10	700,000	699,963
11/1/2012	0.11	450,000	449,970
11/8/2012	0.12	550,000	549,952
11/15/2012	0.12	450,000	449,960
11/29/2012	0.11	200,000	199,980
12/20/2012	0.14	150,000	149,974
12/27/2012	0.12	50,000	49,990
1/3/2013	0.15	150,000	149,971
1/17/2013	0.14	100,000	99,978
1/24/2013	0.14	50,000	49,988
1/31/2013	0.15	50,000	49,986
2/14/2013	0.15	50,000	49,980
2/21/2013	0.15	100,000	99,957
2/28/2013	0.12	175,000	174,911
3/21/2013	0.13	439,100	438,828
3/28/2013	0.14	125,000	124,922
4/4/2013	0.17	180,000	179,876
Total U.S. Treasuries			5,549,548

Commercial paper - 6.81%
Hydro-Québec (1)
10/22/2012	0.12	40,725	40,722
11/1/2012	0.16	50,000	49,988
Québec (Province of) (1)
11/1/2012	0.18	35,000	34,992
11/20/2012	0.18	50,000	49,980
11/27/2012	0.16	63,520	63,492
11/29/2012	0.16	37,450	37,433
12/5/2012	0.18	50,000	49,975
Province of Ontario
10/12/2012	0.14	40,828	40,824
10/23/2012	0.14	100,000	99,991
10/26/2012	0.14	50,000	49,995
10/31/2012	0.16	53,100	53,087
11/9/2012	0.14	40,000	39,987
11/15/2012	0.15	33,775	33,763
Straight-A Funding LLC (1)
10/1/2012	0.18	50,000	50,000
10/1/2012	0.18	32,000	32,000
10/22/2012	0.18	25,000	24,998
11/2/2012	0.18	60,000	59,988
11/5/2012	0.16	25,009	25,005
11/13/2012	0.16	50,000	49,991
11/16/2012	0.16	27,000	26,993
12/18/2012	0.18	21,500	21,492
Bank of Nova Scotia
10/1/2012	0.05	100,000	100,000
Export Development Canada
12/14/2012	0.13	10,000	9,998
1/24/2013	0.16	86,700	86,658
British Columbia (Province of)
10/3/2012	0.12	45,000	44,999
10/26/2012	0.11	20,200	20,198
Canada Bill
11/30/2012	0.12	25,000	24,996
Total commercial paper			1,221,545

Discount notes - 2.41%
International Bank for Reconstruction and Development
10/2/2012	0.10	100,000	99,999
10/15/2012	0.13	136,000	135,994
10/16/2012	0.10	50,000	49,998
11/6/2012	0.12	145,800	145,782
Total discount notes			431,773

Total investment securities (cost: $18,086,607,000)			18,087,082
Other assets less liabilities			(146,039)

Net assets			$17,941,043

(1) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $617,049,000, which represented 3.44% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $18,086,607)		$18,087,082
Cash		10,160
Receivables for:
Sales of fund's shares	$76,050
Interest	127	76,177
		18,173,419
Liabilities:
Payables for:
Purchases of investments	149,940
Repurchases of fund's shares	79,047
Services provided by related parties	2,746
Trustees' deferred compensation	255
Other	388	232,376
Net assets at September 30, 2012		$17,941,043

Net assets consist of:
Capital paid in on shares of beneficial interest		$17,940,618
Accumulated net realized loss		(50)
Net unrealized appreciation		475
Net assets at September 30, 2012		$17,941,043

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (17,940,359 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$12,751,769	12,751,283	$1.00
Class B	154,290	154,284	1.00
Class C	338,223	338,210	1.00
Class F-1	57,463	57,461	1.00
Class F-2	5,728	5,728	1.00
Class 529-A	730,256	730,228	1.00
Class 529-B	22,028	22,027	1.00
Class 529-C	152,944	152,939	1.00
Class 529-E	42,530	42,528	1.00
Class 529-F-1	49,749	49,747	1.00
Class R-1	69,465	69,462	1.00
Class R-2	1,250,705	1,250,657	1.00
Class R-3	1,134,196	1,134,153	1.00
Class R-4	709,775	709,748	1.00
Class R-5	366,536	366,522	1.00
Class R-6	105,386	105,382	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2012	(dollars in thousands)

Investment income:
Income:
Interest		$15,627

Fees and expenses*:
Investment advisory services	$52,426
Distribution services	1,872
Transfer agent services	22,955
Administrative services	3,684
Reports to shareholders	543
Registration statement and prospectus	806
Trustees' compensation	170
Auditing and legal	53
Custodian	45
State and local taxes	21
Other	1,019
Total fees and expenses before reimbursements	83,594
Less reimbursements of fees and expenses	67,967
Total fees and expenses after reimbursements		15,627
Net investment income		-

Net unrealized depreciation on investments		(208)

Net decrease in net assets resulting from operations		$(208)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended September 30
	2012	2011
Operations:
Net investment income	$-	$-
Net realized loss on investments	-	(50)
Net unrealized depreciation on investments	(208)	(140)
Net decrease in net assets resulting from operations	(208)	(190)

Distributions paid to shareholders	-	-

Net capital share transactions	(3,239,652)	53,369

Total (decrease) increase in net assets	(3,239,860)	53,179

Net assets:
Beginning of year	21,180,903	21,127,724
End of year	$17,941,043	$21,180,903

See Notes to Financial Statements

Notes to financial statements

1.	Organization

American Funds Money Market Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2012, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in money market securities — The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Capital loss carryforward*	$(50)
Gross unrealized appreciation on investment securities	553
Gross unrealized depreciation on investment securities	(78)
Net unrealized appreciation on investment securities	475
Cost of investment securities	18,086,607

*The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2012, the investment advisory services fee was $52,426,000, which was equivalent to an annualized rate of 0.269% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period October 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, 529 and R shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, 529 and R shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the year ended September 30, 2012, the total transfer agent services fee paid under these agreements was $22,955,000, of which $21,922,000 was paid by the fund to AFS and $1,033,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period October 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, 529 and R shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the year ended September 30, 2012, total fees paid to CRMC for performing administrative services were $3,684,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the year ended September 30, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$-	$14,004	$1,025	Not applicable
Class B	1,539	187	Not applicable	Not applicable
Class C	-	375	211	Not applicable
Class F-1	123	49	24	Not applicable
Class F-2	Not applicable	2	4	Not applicable
Class 529-A	-	578	373	$728
Class 529-B	210	24	14	28
Class 529-C	-	128	79	154
Class 529-E	-	31	21	42
Class 529-F-1	-	37	24	46
Class R-1	-	83	40	Not applicable
Class R-2	-	4,368	666	Not applicable
Class R-3	-	2,166	606	Not applicable
Class R-4	-	736	374	Not applicable
Class R-5	Not applicable	179	175	Not applicable
Class R-6	Not applicable	8	48	Not applicable
Total class-specific expenses	$1,872	$22,955	$3,684	$998

Reimbursements of fees and expenses – Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the year ended September 30, 2012, the total fees reimbursed by CRMC were as follows:

Share class	(dollars in thousands)
Class A	$42,952
Class B	2,138
Class C	1,399
Class F-1	294
Class F-2	27
Class 529-A	3,108
Class 529-B	331
Class 529-C	664
Class 529-E	175
Class 529-F-1	197
Class R-1	266
Class R-2	7,599
Class R-3	5,044
Class R-4	2,501
Class R-5	1,032
Class R-6	240
Total	$67,967

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2012
Class A	$14,376,855	14,376,855	$(17,127,619)	(17,127,619)	$(2,750,764)	(2,750,764)
Class B	70,606	70,606	(190,011)	(190,011)	(119,405)	(119,405)
Class C	272,690	272,690	(453,917)	(453,917)	(181,227)	(181,227)
Class F-1	99,451	99,451	(117,282)	(117,282)	(17,831)	(17,831)
Class F-2	25,304	25,304	(29,562)	(29,562)	(4,258)	(4,258)
Class 529-A	371,111	371,111	(351,767)	(351,767)	19,344	19,344
Class 529-B	10,881	10,881	(23,273)	(23,273)	(12,392)	(12,392)
Class 529-C	83,270	83,270	(82,073)	(82,073)	1,197	1,197
Class 529-E	21,459	21,459	(19,194)	(19,194)	2,265	2,265
Class 529-F-1	27,835	27,835	(20,576)	(20,576)	7,259	7,259
Class R-1	65,076	65,076	(70,799)	(70,799)	(5,723)	(5,723)
Class R-2	904,445	904,445	(1,022,007)	(1,022,007)	(117,562)	(117,562)
Class R-3	1,003,624	1,003,624	(1,076,415)	(1,076,415)	(72,791)	(72,791)
Class R-4	604,951	604,951	(624,558)	(624,558)	(19,607)	(19,607)
Class R-5	261,034	261,034	(250,318)	(250,318)	10,716	10,716
Class R-6	141,354	141,354	(120,227)	(120,227)	21,127	21,127
Total net increase (decrease)	$18,339,946	18,339,946	$(21,579,598)	(21,579,598)	$(3,239,652)	(3,239,652)

Year ended September 30, 2011
Class A	$19,715,404	19,715,404	$(19,824,872)	(19,824,872)	$(109,468)	(109,468)
Class B	189,949	189,949	(288,266)	(288,266)	(98,317)	(98,317)
Class C	576,235	576,235	(511,461)	(511,461)	64,774	64,774
Class F-1	120,865	120,865	(80,283)	(80,283)	40,582	40,582
Class F-2	23,022	23,022	(23,832)	(23,832)	(810)	(810)
Class 529-A	406,441	406,441	(353,351)	(353,351)	53,090	53,090
Class 529-B	17,922	17,922	(26,153)	(26,153)	(8,231)	(8,231)
Class 529-C	88,335	88,335	(79,589)	(79,589)	8,746	8,746
Class 529-E	22,486	22,486	(20,711)	(20,711)	1,775	1,775
Class 529-F-1	30,945	30,945	(20,145)	(20,145)	10,800	10,800
Class R-1	86,685	86,685	(87,000)	(87,000)	(315)	(315)
Class R-2	1,127,345	1,127,345	(1,142,004)	(1,142,004)	(14,659)	(14,659)
Class R-3	1,167,770	1,167,770	(1,130,691)	(1,130,691)	37,079	37,079
Class R-4	710,078	710,078	(700,097)	(700,097)	9,981	9,981
Class R-5	353,742	353,742	(341,232)	(341,232)	12,510	12,510
Class R-6	137,473	137,473	(91,641)	(91,641)	45,832	45,832
Total net increase (decrease)	$24,774,697	24,774,697	$(24,721,328)	(24,721,328)	$53,369	53,369

*Includes exchanges between share classes of the fund.

Financial highlights

	Net asset value, beginning of period	Net investment income(1)	Dividends (from net investment income)	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements(3)	Ratio of net income to average net assets(3)
Class A:
Year ended 9/30/2012	$1.00	$-	$-	$1.00	.00%	$12,752	.38%	.08%	-%
Year ended 9/30/2011	1.00	-	-	1.00	.00	15,503	.39	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	15,612	.39	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	19,571	.19	.08	-
Class B:
Year ended 9/30/2012	1.00	-	-	1.00	.00	154	1.12	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	274	1.13	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	372	1.13	.16	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	626	.49	.08	-
Class C:
Year ended 9/30/2012	1.00	-	-	1.00	.00	338	.42	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	520	.43	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	455	.42	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	638	.22	.08	-
Class F-1:
Year ended 9/30/2012	1.00	-	-	1.00	.00	57	.67	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	75	.66	.12	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	35	.69	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	56	.32	.08	-
Class F-2:
Year ended 9/30/2012	1.00	-	-	1.00	.00	6	.34	.07	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	10	.37	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	11	.32	.15	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	136	.20	.08	-
Class 529-A:
Year ended 9/30/2012	1.00	-	-	1.00	.00	730	.51	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	711	.51	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	658	.51	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	676	.25	.08	-
Class 529-B:
Year ended 9/30/2012	1.00	-	-	1.00	.00	22	1.26	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	34	1.27	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	43	1.27	.16	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	56	.56	.08	-
Class 529-C:
Year ended 9/30/2012	1.00	-	-	1.00	.00	153	.51	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	152	.51	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	143	.51	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	153	.25	.08	-
Class 529-E:
Year ended 9/30/2012	1.00	-	-	1.00	.00	43	.50	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	40	.51	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.51	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	39	.25	.08	-

Class 529-F-1:
Year ended 9/30/2012	$1.00	$-	$-	$1.00	.00%	$50	.51%	.08%	-%
Year ended 9/30/2011	1.00	-	-	1.00	.00	43	.51	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	32	.51	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	34	.25	.08	-
Class R-1:
Year ended 9/30/2012	1.00	-	-	1.00	.00	69	.45	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	75	.43	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	76	.45	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	84	.21	.08	-
Class R-2:
Year ended 9/30/2012	1.00	-	-	1.00	.00	1,251	.66	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	1,368	.66	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	1,383	.66	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	1,422	.33	.08	-
Class R-3:
Year ended 9/30/2012	1.00	-	-	1.00	.00	1,134	.52	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	1,207	.50	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	1,170	.52	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	1,220	.24	.08	-
Class R-4:
Year ended 9/30/2012	1.00	-	-	1.00	.00	710	.43	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	729	.43	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	719	.44	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	733	.21	.08	-
Class R-5:
Year ended 9/30/2012	1.00	-	-	1.00	.00	367	.38	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	356	.38	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	343	.38	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	347	.19	.08	-
Class R-6:
Year ended 9/30/2012	1.00	-	-	1.00	.00	105	.34	.08	-
Year ended 9/30/2011	1.00	-	-	1.00	.00	84	.34	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.34	.17	-
Period from 5/1/2009(4) to 9/30/2009(5)	1.00	-	-	1.00	.00	15	.18	.08	-

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of the fees and expenses of each share class due to lower short-term interest rates.

(4)Commencement of operations.
(5)Based on operations for the period shown and, accordingly, is not representative of a full year.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Money Market Fund (the "Fund") at September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 12, 2012

Expense example
 unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2012, through September 30, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2012	Ending account value 9/30/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,000.00	$.55	.11%
Class A -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class B -- actual return	1,000.00	1,000.00	.55	.11
Class B -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class C -- actual return	1,000.00	1,000.00	.55	.11
Class C -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class F-1 -- actual return	1,000.00	1,000.00	.55	.11
Class F-1 -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class F-2 -- actual return	1,000.00	1,000.00	.55	.11
Class F-2 -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class 529-A -- actual return	1,000.00	1,000.00	.55	.11
Class 529-A -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class 529-B -- actual return	1,000.00	1,000.00	.55	.11
Class 529-B -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class 529-C -- actual return	1,000.00	1,000.00	.55	.11
Class 529-C -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class 529-E -- actual return	1,000.00	1,000.00	.55	.11
Class 529-E -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class 529-F-1 -- actual return	1,000.00	1,000.00	.55	.11
Class 529-F-1 -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class R-1 -- actual return	1,000.00	1,000.00	.55	.11
Class R-1 -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class R-2 -- actual return	1,000.00	1,000.00	.55	.11
Class R-2 -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class R-3 -- actual return	1,000.00	1,000.00	.55	.11
Class R-3 -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class R-4 -- actual return	1,000.00	1,000.00	.55	.11
Class R-4 -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class R-5 -- actual return	1,000.00	1,000.00	.55	.11
Class R-5 -- assumed 5% return	1,000.00	1,024.45	.56	.11
Class R-6 -- actual return	1,000.00	1,000.00	.55	.11
Class R-6 -- assumed 5% return	1,000.00	1,024.45	.56	.11

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

William H. Baribault, 67	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 65	2009	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Leonard R. Fuller, 66	2009	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 67	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 66	2009	Private investor
Chairman of the Board
(Independent and Non-Executive)

Merit E. Janow, 54	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 57	2009	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 69	2009	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 55	2009	President and CEO, Margaret Spellings & Company
		(public policy and strategic consulting); President,
		U.S. Forum for Policy Innovation and Senior Advisor
		to the President and CEO, U.S. Chamber of
		Commerce; former United States Secretary of
		Education, United States Department of Education

Steadman Upham, Ph.D., 63	2009	President and University Professor,
		The University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

William H. Baribault, 67	58	None

James G. Ellis, 65	62	Quiksilver, Inc.

Leonard R. Fuller, 66	62	None

W. Scott Hedrick, 67	58	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 66	64	JPMorgan Value Opportunities Fund, Inc.;
Chairman of the Board		The Swiss Helvetia Fund, Inc.
(Independent and Non-Executive)

Merit E. Janow, 54	61	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 57	58	None

Frank M. Sanchez, 69	58	None

Margaret Spellings, 55	61	None

Steadman Upham, Ph.D., 63	61	None

Lee A. Ault III, a trustee of the fund since 2010, and Martin Fenton, a trustee of the fund since 2009, have retired from the board. The trustees thank Mr. Ault and Mr. Fenton for their dedication and service to the fund.

“Interested” trustee5,6
Year first
elected a
	trustee or	Principal occupation(s) during past five years
Name, age and	officer of	and positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Kristine M. Nishiyama, 42	2009	Senior Vice President and Senior Counsel — Fund
President		Business Management Group, Capital Research and
Management Company; Vice President and Senior
Counsel, Capital Bank and Trust Company7

“Interested” trustee5,6
Number of
portfolios in
fund complex3
Name, age and	overseen
position with fund	by trustee	Other directorships4 held by trustee

Kristine M. Nishiyama, 42	1	None
President

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers6
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Louise M. Moriarty, 53	2009	Vice President — Fixed Income, Capital Research
Senior Vice President		Company7

Karen F. Hall, 47	2009	Vice President — Fixed Income, Capital Research
Vice President		and Management Company

Belinda A. Heard, 50	2009	Vice President — Fixed Income, Capital Research
Vice President		and Management Company

Courtney R. Taylor, 37	2009	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Brian C. Janssen, 40	2011	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 48	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

Karl C. Grauman, 44	2012	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Dori Laskin, 61	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
7Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

•American Funds College Target Date SeriesSM

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEARX-059-1112P

Litho in USA BG/UNL/10078-S32288

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2011	$31,000
2012	$34,000

b) Audit-Related Fees:
2011	None
2012	None

c) Tax Fees:
2011	$6,000
2012	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2011	None
2012	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2011	None
2012	None

c) Tax Fees:
2011	$19,000
2012	$1,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2011	$2,000
2012	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $28,000 for fiscal year 2011 and $2,000 for fiscal year 2012. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 30, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2012